Net (Loss) Income Per Share - Anti-dilutive Securities (Details) - shares	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018
Antidilutive securities (in shares)	1,234,913		2,342,501		1,234,913		2,584,155		2,414,332		812,018
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	79,748		74,557		79,748		74,557		75,850		72,975
2021 Notes [Member]
Antidilutive securities (in shares)		[1]	1,947,924	[1]		[1]	1,947,924	[1]	10,958		280,072
January 2020 Note [Member]
Antidilutive securities (in shares)	34,037				34,037
The 2019 Notes [Member]
Antidilutive securities (in shares)	615,307				615,307				1,851,609	[2]		[2]
Share-based Payment Arrangement [Member]
Antidilutive securities (in shares)	354,379		288,770		354,379		288,770		324,473		231,493
Warrants to Purchase Common Stock [Member]
Antidilutive securities (in shares)	151,442		31,250		151,442		151,442		151,442		157,957
Series A Convertible Preferred Stock [Member]
Antidilutive securities (in shares)							69,521				69,521
Series B-1 Convertible Preferred Stock [Member]
Antidilutive securities (in shares)							51,941

[1]	Inclusive of 1,777,437 shares of Common Stock issuable (i) in exchange of the Optional Exchange Principal Amount, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Optional Exchange Principal Amount.
[2]	Inclusive of 1,652,437 of shares of Common Stock issuable (i) in exchange of the Deerfield Optional Conversion Feature, or (ii) upon conversion of the Series B-2 Preferred Stock issuable in exchange of the Deerfield Optional Conversion Feature.